Intangibles (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets		$ 24,390	$ 24,380	$ 24,185
Wetland mitigation bank credits [Member] | EIP Credit Co., LLC [Member]
Disclosure of detailed information about intangible assets [line items]
Minimum term specified to use credits for project	5 years
Annual option payments	$ 250
Intangible assets		24,185	24,185
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Software costs capitalized		62	195
Intangible assets		$ 205	$ 195